LONG-TERM INVESTMENTS - Additional Information (Details)			1 Months Ended		12 Months Ended
	Sep. 30, 2022 CNY (¥)	Jul. 01, 2022 CNY (¥)	Oct. 31, 2022 CNY (¥)	Jan. 31, 2019 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2018 CNY (¥) director	Jul. 31, 2022	Jun. 10, 2022 CNY (¥)	Mar. 30, 2021	Jul. 31, 2020	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Beijing Quanouyimeng Culture Communication Co Ltd
Other equity investments
Percentage of equity interest acquired													100.00%
Debt Instrument Interest Free Loan										¥ 950,000
Debt Instrument Loan Payment	¥ 650,000		¥ 300,000
Equity Interest Sold Percentage		70.00%							70.00%
Proceeds from Sale of Equity Method Investments		¥ 0
Gain On Disposal Of Equity Interest		¥ 682,996			¥ 682,996
Equity Interest Sold Percentage Remaining		30.00%
ApplySquare Education & Technology Co., Ltd. ("ApplySquare")
Other equity investments
Percentage of equity interest															7.95%	7.95%
Payments to Acquire Equity Method Investments								¥ 19,721,700
Total exchange amount | $															$ 3,000,000
Carrying amount of investment																¥ 22,471,700
Impairment loss recorded													¥ 20,895,309
Impairment loss							¥ 1,576,391
Beijing Xiaozhi Education & Technology Co., Ltd. (''Xiaozhi Education")
Other equity investments
Percentage of equity interest															20.00%	20.00%
Payments to Acquire Equity Method Investments				¥ 6,000,000
Total exchange amount																¥ 6,000,000
Impairment loss						¥ 6,000,000
Right to number of director | director								1
Beijing Futou Technology Co., Ltd. ("Futou Technology") | Huanqiuyimeng
Other equity investments
Percentage of equity interest							15.00%
Impairment loss							¥ 150,000
EEO Group
Other equity investments
Percentage of equity interest							4.822%					8.33%		8.33%
Total exchange amount														¥ 38,000,000
EEO Group | Minimum
Other equity investments
Percentage of equity interest											4.822%
EEO Group | Maximum
Other equity investments
Percentage of equity interest											4.433%